Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes [Line Items]
Income tax benefit recognized from operating losses	¥ 6,007	¥ 97	¥ 1,195
Domestic effective statutory tax rate	31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	¥ 15,562	¥ 30,433
Undistributed earnings, No deferred tax provided	19,027
Operating loss carryforwards	2,039,600
Unrecognized tax benefits	35,774	4,367
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	6,273
Increase decrease in unrecognized tax benefits	31,406
Deferred Tax Assets Operating Loss Carryforwards [Member]
Income Taxes [Line Items]
Increase decrease in unrecognized tax benefits	29,501
Other liabilities [Member]
Income Taxes [Line Items]
Net deferred tax liabilities reported within Other liabilities	51,947	¥ 50,404
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,101,276
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 838,753
Expiration year	Mar. 31, 2031
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 99,571
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	545,946
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	624,763
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	568,273
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	272,066
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 28,552